OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Prepaid Expense and Other Assets, Noncurrent [Abstract]
Deferred installation expenses	$ 682	$ 488
Deposits	833	678
Other non-current assets	$ 1,515	$ 1,166